Exhibit 1 - Unaudited financial information related to consolidated companies, associates and joint ventures	6 Months Ended
Jun. 30, 2021
Exhibit 1 - Unaudited financial information related to consolidated companies, associates and joint ventures
Exhibit 1 - Unaudited financial information related to consolidated companies, associates and joint ventures

Exhibit 1 – Unaudited financial information related to consolidated companies, associates and joint ventures

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	Assets	Liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	U.S. Dollar	100%	Hydrocarbons refining, marketing and distribution	Colombia	Colombia	17,399,704	(622,240)	30,655,028	13,255,324
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian peso	100%	Storage and transportation through hydrocarbon pipelines	Colombia	Colombia	13,521,453	2,205,851	16,193,169	2,671,716
Ecopetrol Global Energy S.L.U.	U.S. Dollar	100%	Investment vehicle	Spain	Spain	11,115,882	(8,661)	11,115,927	45
Oleoducto Central S. A. - Ocensa	U.S. Dollar	72.65%	Pipeline transportation of crude oil	Colombia	Colombia	3,239,646	1,140,462	6,530,528	3,290,882
Hocol Petroleum Limited.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	3,708,980	237,226	3,709,136	156
Ecopetrol América LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	2,641,647	104,270	3,075,155	433,508
Hocol S.A.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	Cayman Islands	Colombia	2,885,017	238,196	4,349,170	1,464,153
Esenttia S.A.	U.S. Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,084,196	159,923	2,905,531	821,335
Ecopetrol Capital AG	U.S. Dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group	Switzerland	Switzerland	2,153,211	105,098	8,311,108	6,157,897
Oleoducto Bicentenario de Colombia S.A.S.	Colombian peso	55.97%	Pipeline transportation of crude oil	Colombia	Colombia	1,756,440	140,561	3,625,177	1,868,737
Oleoducto de Colombia S. A. – ODC	Colombian peso	73%	Pipeline transportation of crude oil	Colombia	Colombia	431,796	187,200	585,068	153,272
Black Gold Re Ltd.	U.S. Dollar	100%	Reaseguradora para compañías del Grupo Empresarial Ecopetrol	Bermuda	Bermuda	910,296	(4,845)	1,068,795	158,499
Andean Chemicals Ltd.	U.S. Dollar	100%	Investment vehicle	Bermuda	Bermuda	1,452,098	79,911	1,452,672	574
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian peso	65%	Pipeline transportation of crude oil	Panama	Colombia	788,011	202,735	1,432,716	644,705

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	Assets	Liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian peso	51.88	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia	Colombia	Colombia	599,684	122,951	625,859	26,175
Alcanos de Colombia S.A. E.S.P. (3)	Colombian peso	29.61	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement and compression stations.	Colombia	Colombia	318,308	57,206	746,076	427,768
Metrogas de Colombia S.A E.S.P. (3)	Colombian peso	33.49	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	56,786	8,618	114,841	58,055
Gases del Oriente S.A. E.S.P. (3)	Colombian peso	48.50	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.	Colombia	Colombia	83,983	19,592	193,661	109,678
Promotora de Gases del Sur S.A. E.S.P. (3)	Colombian peso	31.44	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	48,452	12,822	74,456	26,004
Combustibles Líquidos de Colombia S.A E.S.P. (3)	Colombian peso	41.61	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.	Colombia	Colombia	55,662	574	75,392	19,730
Gasoducto de Oriente S.A (3)	Colombian peso	31.61	Design and construction of hydrocarbon production and treatment plants, construction of hydrocarbon transmission lines.	Colombia	Colombia	573	(13)	585	12

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	Assets	Liabilities

Ecopetrol USA Inc.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	9,135,364	159,213	9,144,503	9,139
Ecopetrol Permian LLC.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	United States of America	United States of America	4,699,599	76,740	5,016,981	317,382
Ecopetrol Oleo é Gas do Brasil Ltda.	Brazilian real	100%	Hydrocarbons exploration and exploitation	Brazil	Brazil	1,889,228	(49,359)	1,932,152	42,924
Esenttia Masterbatch Ltda.	Colombian peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	266,101	110,500	483,316	217,215
Ecopetrol del Perú S. A.	U.S. Dollar	100%	Hydrocarbons exploration and exploitation	Peru	Peru	57,575	(303)	60,018	2,443
ECP Hidrocarburos de México S.A. de C.V.	U.S. Dollar	100%	Offshore exploration	Mexico	Mexico	33,658	(117,673)	52,569	18,911
Ecopetrol Costa Afuera S.A.S.	Colombian peso	100%	Offshore exploration	Colombia	Colombia	12,307	(1,049)	32,412	20,105
Ecopetrol Energía S.A.S E.S.P.	Colombian peso	100%	Energy supply service	Colombia	Colombia	16,249	3,588	108,339	92,090
Esenttia Resinas del Perú SAC	U.S. Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	10,521	3,531	77,202	66,681
Topili Servicios Administrativos S de RL De CV.	Mexican peso	100%	Specialized management services	Mexico	Mexico	57	(17)	59	2
Kalixpan Servicios Técnicos S de RL De CV.	Mexican peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	62	(16)	64	2

		Ownership
	Functional	Interest		Country/	Geographic area		Profit (loss)	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	of operations	Net equity	for the period	Assets	Liabilities
Associates
Serviport S.A. (2)	Colombian peso	49%	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections and load measurements	Colombia	Colombia	17,430	568	45,457	28,027
Sociedad Portuaria Olefinas y Derivados S.A. (1)	Colombian peso	50%	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks or service to the general public	Colombia	Colombia	5,297	192	7,943	2,646
Joint ventures
Equion Energía Limited	U.S. Dollar	51%	Hydrocarbons exploration and exploitation	United Kingdom	Colombia	2,767,907	25,726	2,866,038	98,131
Ecodiesel Colombia S.A. (1)	Colombian peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	96,507	23,162	182,658	86,151

(1)	Information available as of May 31, 2021.
(2)	Information available as of September 30, 2020, the investment is totally impaired.
(3)	Indirect participation through Inversiones de Gases de Colombia S.A. - Invercolsa S.A.